Long-Term Loan from Related Party (Details) - Schedule of composition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of composition [Abstract]
Loans from David Leb, Board member	$ 1,102	$ 1,062	$ 1,024	$ 1,000
Less - current maturities	(220)
Total long-term loans	$ 882	$ 1,062